Annual Total Returns - Fidelity® Municipal Money Market Fund [BarChart] - 08.31 Fidelity Municipal Money Market Fund PRO-08 - Fidelity® Municipal Money Market Fund - Fidelity Municipal Money Market Fund-Default
Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.15%
Annual Return 2017	0.52%
Annual Return 2018	1.12%
Annual Return 2019	1.24%